Related parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related parties
28	Related parties

The Group’s transactions with related parties as detailed below are mainly comprised of compensation to directors and key-management personnel, transactions with associates and transactions with entities which were controlled by or under joint control of those which retained significant influence over the Company during all or part of the reported periods.

In December 2024, Kenon Holding Ltd., which held approximately 21% of the Company’s shares as at January 1, 2024, announced that it had disposed all of its shareholding in the Company. Further to such disposal, Kenon Holding Ltd. and its related entities ceased to be related parties of the Group.

(a)	Associates:

(i)	Transactions:

		2025	2024	2023
	Note	US $ in millions

Other operating income	19		0.1	0.2

Operating expenses and cost of services	18	3.4	4.0	3.4

Finance income	24(a)	0.7	0.3	0.2

(ii)	Balances:

		2025	2024
	Note	US $ in millions

Trade and other receivables	9	25.4	17.4

Trade and other payables	15	0.5	0.4

(b)	Key management personnel (*):

	2025	2024	2023
	US $ in millions

Short-term employee benefits	5.5	5.6	3.7

Share-based compensation	0.9	2.1	4.0

Long-term employee benefits	0.5	0.5	0.4

(*) See also Notes 12(c), 14(i) and 14(j).

(c)	Other related parties (excluding those detailed in (a)-(b) above)

(i)	Transactions:

		2025	2024	2023
	Note	US $ in millions

Income from voyages and related services	17		13.2	5.1
Finance expenses (*)	24(b)		19.0	4.3

(ii)	Transactions with directors:

	2025	2024	2023
	US $ in millions

Directors’ fees	1.1	1.0	1.0
Share-based compensation	0.2	0.4	1.0

(iii)	Balances:

		2025	2024
	Note	US $ in millions

Trade and other receivables	9		1.4
Trade and other payables	15	0.1	0.3
Lease liabilities (*)	8		261.2

(*)
As at December 31, 2025, the Company’s financial statements include lease liabilities in the amount of US$ 227 million in respect of vessel charter arrangements with entities that were classified as related parties at the time of engagement. During the years ended December 31, 2025 and 2024, the Group paid (principal and interest) amounts of US$ 53 million and US$ 128 million, respectively, in connection with these lease liabilities.

(d)	Transactions with related parties were carried out in common market terms in the ordinary course of business.